Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 05, 2018 USD ($)	Dec. 12, 2017 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2017 CAD ($)
Subordinated Liabilities [Line Items]
Face value		$ 5,800,058				$ 4,707,717
Total		6,782				5,029
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Total		6,782				5,029
Subordinated debt [member] | Debentures series 20 [member]
Subordinated Liabilities [Line Items]
Face value		$ 150				150
Maturity date	December 2025 to 2040
Interest rate (%)	8.25%	8.25%
Redeemable at our option beginning in	Not redeemable
Total		$ 143				148
Subordinated debt [member] | Series F Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value		$ 900				900
Maturity date	March 2023
Interest rate (%)	6.17%	6.17%
Redeemable at our option beginning in	March 2018
Total						905
Subordinated debt [member] | Series H Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,000				1,000
Maturity date	September 2024
Interest rate (%)	3.12%	3.12%
Redeemable at our option beginning in	September 2019
Total		$ 1,003				1,016
Subordinated debt [member] | Series H Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,000				1,000
Maturity date	December 2025
Interest rate (%)	3.34%	3.34%
Redeemable at our option beginning in	December 2020
Total		$ 916				969
Subordinated debt [member] | Series I Medium Term Notes First Tranche [member]
Subordinated Liabilities [Line Items]
Face value		$ 1,250				1,250
Maturity date	June 2026
Interest rate (%)	3.32%	3.32%
Redeemable at our option beginning in	June 2021
Total		$ 1,222				1,178
Subordinated debt [member] | Series I Medium Term Notes Second Tranche [member]
Subordinated Liabilities [Line Items]
Face value		$ 850				850
Maturity date	June 2027
Interest rate (%)	2.57%	2.57%
Redeemable at our option beginning in	June 2022
Total		$ 813				$ 813
Subordinated debt [member] | Three point eight zero three percentage Subordinated Notes due 2032 [Member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250			$ 1,250	$ 1,250
Maturity date	December 2032
Interest rate (%)	3.80%	3.80%		3.803%
Redeemable at our option beginning in	December 2027
Total		$ 1,573
Subordinated debt [member] | Four point three three eight percentage Subordinated Notes due 2028[Member]
Subordinated Liabilities [Line Items]
Face value	$ 850		$ 850		$ 850
Maturity date	October 2028
Interest rate (%)	4.34%	4.34%	4.338%
Redeemable at our option beginning in	October 2023
Total		$ 1,112